Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CAUSEWAY CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Causeway Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAUSEWAY EMERGING MARKETS FUND Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets” in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies and Risks What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its total assets in equity securities of companies located in emerging (less developed) markets and other investments that are tied economically to emerging markets. For these purposes, the Investment Adviser considers eligible investments generally to include common stock, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and exchange-traded funds (“ETFs”).

The Investment Adviser uses a quantitative investment approach to purchase and sell investments for the Fund. The Investment Adviser’s proprietary computer model analyzes a variety of fundamental, technical and macroeconomic characteristics to assist in selecting securities. The model currently analyzes characteristics of individual securities, such as valuation, earnings growth, and momentum, and to a lesser extent characteristics of countries and sectors.

The Fund invests in ten or more emerging markets, and, if the Fund invests in a country, the percentage of the Fund’s total assets attributable to that country is not expected to be greater than the weight of that country in its benchmark, the Morgan Stanley Capital International Emerging Markets Index (Gross) (the “MSCI EM Index”), plus 5 percentage points, or less than the weight of that country in the MSCI EM Index minus 5 percentage points. For these purposes, emerging markets include, but are not limited to, countries included in the MSCI EM Index, which currently are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey. In addition, at the discretion of the Investment Adviser, the Fund may invest in the aggregate up to 10% of total Fund assets in emerging markets not included in the MSCI EM Index. The Investment Adviser determines the country where a company is located, and thus whether a company is located in an emerging market, by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its Morgan Stanley Capital International country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

		The Fund generally invests in companies with market capitalizations of US$500 million or greater at the time of investment and may invest in a wide range of industries.
Risk [Heading]	rr_RiskHeading	What are the main risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

The Fund’s investments in companies in emerging markets involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make emerging markets securities less liquid, more volatile and harder to value than U.S. securities.

Data for emerging markets companies may be less available and/or less current than data for developed markets companies. The Investment Adviser will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends. The characteristics used in quantitative analysis and the weight placed on those characteristics may not be predictive of a security’s value, and the effectiveness of the characteristics can change over time. These changes may not be reflected in the current quantitative model.

Some of the Fund’s investments may be in smaller capitalization companies. The values of securities of smaller, less well-known companies can be more volatile than those of larger companies and can react differently to company, political, market, and economic developments than the market as a whole and other types of stocks. Smaller companies can have more limited product lines, markets, and financial resources, adding additional risk.

See “Investment Risks” beginning on page 33 for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:
  Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.
  Are seeking to diversify a portfolio of equity securities to include emerging markets securities.
  Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, and especially emerging markets.
  Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years, and since inception, compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.causewayfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best quarter was 38.15% (6/30/09) and the worst quarter was -31.44% (9/30/08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Caption	rr_AverageAnnualReturnCaption	For the periods ended December 31, 2013:
Causeway Emerging Markets Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) on Purchases and Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
1 Year	rr_ExpenseExampleYear01	$ 133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
2008	rr_AnnualReturn2008	(58.45%)
2009	rr_AnnualReturn2009	88.10%
2010	rr_AnnualReturn2010	26.29%
2011	rr_AnnualReturn2011	(18.11%)
2012	rr_AnnualReturn2012	25.80%
2013	rr_AnnualReturn2013	(2.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.44%)
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Year	rr_AverageAnnualReturnYear05	18.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Causeway Emerging Markets Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) on Purchases and Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[1]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	$ 1,856
1 Year	rr_AverageAnnualReturnYear01	(2.78%)
5 Year	rr_AverageAnnualReturnYear05	18.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Causeway Emerging Markets Fund | Fund Returns After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Year	rr_AverageAnnualReturnYear05	18.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Causeway Emerging Markets Fund | Fund Returns After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.09%)
5 Year	rr_AverageAnnualReturnYear05	15.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Causeway Emerging Markets Fund | MSCI EM Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Year	rr_AverageAnnualReturnYear05	15.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007

[1]	"Total Annual Fund Operating Expenses" disclosed above differ from the "Ratio of Expenses to Average Net Assets" in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.